Contract assets and contract liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract assets and contract liabilities
Schedule of contract assets

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Contract assets
Arising from sales of autonomous driving vehicles	19,933	21,251
Arising from provision of services	18,280	25,964
Less: loss allowance (Note 31(a))	(9,647)	(23,910)
	28,566	23,305
Current portion	28,005	23,305
Non-current portion (Note19)	561	—

Schedule of contract liabilities

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Contract liabilities
–Billings in advance of performance	2,119	10,843
–Billings in advance of goods transferred	2,357	17,669
As of December 31	4,476	28,512